Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Initial Public Offering
Initial Public Offering
Note 3—Initial Public Offering
On November 2, 2020, the Company consummated its Initial Public Offering of 17,500,000 Units, at $10.00 per Unit, generating gross proceeds of $175.0 million, and incurring offering costs of approximately $10.1 million, inclusive of approximately $6.1 million in deferred underwriting commissions. Of the 17,500,000 Units sold in the Initial Public Offering, 4,000,000 Units were purchased by certain funds affiliated with the Sponsor (the “Affiliated Units”).
Each Unit consists of one Class A ordinary share and
one
-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $
11.50
per share, subject to adjustment (see Note 9).

Note 3 — Initial Public Offering
On November 2, 2020, the Company consummated its Initial Public Offering of 17,500,000 Units, at $10.00 per Unit, generating gross proceeds of $175.0 million, and incurring offering costs of approximately $10.1 million, inclusive of approximately $6.1 million in deferred underwriting commissions. Of the 17,500,000 Units sold in the Initial Public Offering, 4,000,000 Units were purchased by certain funds affiliated with the Sponsor (the “Affiliated Units”).
Each Unit consists of one Class A ordinary share and
one-half
of
one
redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).